FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22752

Nuveen Intermediate Duration Municipal Term Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

David J. Lamb – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: May 31

Date of reporting period: June 30, 2023

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-22752

Registrant Name:  Nuveen Intermediate Duration Municipal Term Fund

Reporting Period:  07/01/2022 - 06/30/2023

Nuveen Intermediate Duration Municipal Term Fund

ENERGY HARBOR CORP. Meeting Date: SEP 09, 2022 Record Date: AUG 15, 2022 Meeting Type: WRITTEN CONSENT
Ticker: ENGH Security ID: 29279N102
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect Director John W. Judge	Management	For	For
2	Elect Director John Kiani	Management	For	For
3	Elect Director Douglas G. Johnston	Management	For	For
4	Elect Director John W. (Bill) Pitesa	Management	For	For
5	Elect Director Stephen E. Burnazian	Management	For	For
6	Elect Director Kevin T. Howell	Management	For	For
7	Elect Director Jennifer R. Kneale	Management	For	For
8	Elect Director John C. Blickle	Management	For	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Intermediate Duration Municipal Term Fund

By	/s/ David J. Lamb
David J. Lamb – Chief Administrative Officer

Date

August 21, 2023